Related party transactions and balances	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related party transactions and balances

10 Related party transactions and balances

The table below sets forth the major related parties and their relationships with the Company as of December 31, 2023 and 2024:

Name of related parties	Relationship with the Company
Chan Michael @ Chan Soong Cheam	Father of Chan Choon Yew Lester, the Founder, Director, Chief Executive Officer, and Chairman of the Board of Directors
Growhub Vietnam Limited Liability Company	Entity owned by a shareholder

Due from related party

Chan Michael @ Chan Soong Cheam received an interest-free loan from the Company, which had an outstanding principal amount of S$34,260 and S$Nil (US$Nil) as of December 31, 2023 and 2024, respectively. The interest-free loan has no fixed terms of repayment and is repayable on demand. On January 2, 2024, the outstanding balance of this loan was offset against the amount due to Chan Michael @ Chan Soong Cheam. No amounts remain outstanding under this loan as of January 2, 2024.

Growhub Vietnam Limited Liability Company provided the software development service to the Company amounted to S$106,482 (US$77,940) for the year ended December 31, 2024. The amount due from Growhub Vietnam Limited Liability Company amounted to S$278,311 (US$203,712) as disclosed in Note 5 represents the reimbursement set-up costs that were incurred in relation to the establishment of operation in Vietnam, prepayment and deposit in relation to software development services procured from Vietnam as of December 31, 2024.

Due to related party

Chan Michael @ Chan Soong Cheam provided a working capital loan to GrowHub (Apac) Pte. Ltd. and other related entities in the Group in January 2020, which had a total outstanding balance of S$4,091,206 and S$5,475,536 (US$4,007,858) as of December 31, 2023 and 2024, respectively. On November 1, 2024, the amount of working capital loan facility is increased from S$5,000,000 to S$6,000,000 and the liability is reassigned from GrowHub (Apac) Pte. Ltd to The GrowHub Innovations Company Pte Ltd. Interest expenses payable to Chan Michael @ Chan Soong Cheam were S$119,216 and S$159,482 (US$116,734) for the years ended December 31, 2023 and 2024, respectively. The working capital loan is unsecured and bears interest at 3.0% (2023: 3.0%) per annum. The working capital loan is repayable within 60 calendar days on demand, and the Company may prepay the loan in whole or in part at any time without penalty. On January 2, 2024, the balance due from Chan Michael @ Chan Soong Cheam was offset against the amount due to Chan Michael @ Chan Soong Cheam.